Portfolio of Investments
Columbia Small Cap Growth Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Consumer Discretionary 15.1%
Hotels, Restaurants & Leisure 11.1%
Caesars Entertainment, Inc.(a)	644,699	32,344,549
Churchill Downs, Inc.	44,723	9,053,277
Papa John’s International, Inc.	504,315	44,384,763
Planet Fitness, Inc., Class A(a)	984,123	69,252,736
SeaWorld Entertainment, Inc.(a)	400,124	21,678,718
Texas Roadhouse, Inc.	149,851	11,683,882
Total		188,397,925
Specialty Retail 4.0%
Asbury Automotive Group, Inc.(a)	50,273	9,106,954
Floor & Decor Holdings, Inc.(a)	347,114	26,186,280
Leslie’s, Inc.(a)	820,837	15,940,655
Lithia Motors, Inc., Class A	52,891	16,103,723
Total		67,337,612
Total Consumer Discretionary		255,735,537
Consumer Staples 2.4%
Food & Staples Retailing 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	693,104	40,109,928
Total Consumer Staples		40,109,928
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Antero Resources Corp.(a)	390,457	16,742,796
Matador Resources Co.	292,687	17,824,638
Northern Oil and Gas, Inc.	1,294,576	42,319,690
Total		76,887,124
Total Energy		76,887,124
Financials 2.0%
Banks 0.5%
Triumph Bancorp, Inc.(a)	125,990	9,164,513
Capital Markets 1.2%
Open Lending Corp., Class A(a)	1,601,759	21,079,148
Insurance 0.3%
Goosehead Insurance, Inc., Class A	82,967	4,296,031
Total Financials		34,539,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 28.8%
Biotechnology 3.5%
Arrowhead Pharmaceuticals, Inc.(a)	250,999	8,373,327
Intellia Therapeutics, Inc.(a)	140,190	6,468,366
Iovance Biotherapeutics, Inc.(a)	526,820	3,556,035
IVERIC bio, Inc.(a)	608,936	6,357,292
Natera, Inc.(a)	486,256	17,840,732
Revolution Medicines, Inc.(a)	436,158	7,405,963
Vericel Corp.(a)	366,846	9,959,869
Total		59,961,584
Health Care Equipment & Supplies 6.0%
Axonics, Inc.(a)	862,564	43,128,200
BioLife Solutions, Inc.(a)	742,728	10,190,228
Heska Corp.(a)	375,208	37,442,006
Tandem Diabetes Care, Inc.(a)	144,603	9,857,587
Total		100,618,021
Health Care Providers & Services 8.2%
Addus HomeCare Corp.(a)	271,253	22,649,626
Amedisys, Inc.(a)	381,611	44,232,531
Chemed Corp.	147,535	71,465,954
Total		138,348,111
Health Care Technology 4.0%
Doximity, Inc., Class A(a)	798,219	27,929,683
Inspire Medical Systems, Inc.(a)	142,724	25,237,885
Sharecare, Inc.(a)	4,887,545	13,636,250
Total		66,803,818
Life Sciences Tools & Services 7.1%
Bio-Techne Corp.	131,622	48,664,602
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	7,166,667
Codexis, Inc.(a)	1,039,086	11,097,439
DNA Script(a),(b),(c),(d)	11,675	5,282,201
Olink Holding AB ADR(a)	526,586	6,192,651
Repligen Corp.(a)	253,167	41,638,377
Total		120,041,937
Total Health Care		485,773,471
Columbia Small Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 19.2%
Aerospace & Defense 2.3%
Aerojet Rocketdyne Holdings, Inc.(a)	364,747	14,859,793
Axon Enterprise, Inc.(a)	229,326	23,244,483
Total		38,104,276
Air Freight & Logistics 1.5%
GXO Logistics, Inc.(a)	480,604	26,082,379
Building Products 4.0%
Advanced Drainage Systems, Inc.	404,500	44,296,795
Simpson Manufacturing Co., Inc.	222,665	24,125,753
Total		68,422,548
Electrical Equipment 1.1%
Vertiv Holdings Co.	1,658,565	18,227,629
Machinery 7.6%
Evoqua Water Technologies Corp.(a)	1,066,631	37,961,397
Helios Technologies, Inc.	487,656	33,365,424
Hillman Solutions Corp.(a)	2,460,000	28,068,600
Kornit Digital Ltd.(a)	678,826	28,490,327
Total		127,885,748
Trading Companies & Distributors 2.7%
SiteOne Landscape Supply, Inc.(a)	345,044	46,329,058
Total Industrials		325,051,638
Information Technology 20.2%
IT Services 3.0%
DigitalOcean Holdings, Inc.(a)	812,501	39,690,674
Flywire Corp.(a)	590,117	11,395,159
Total		51,085,833
Semiconductors & Semiconductor Equipment 6.2%
MKS Instruments, Inc.	285,746	35,289,631
Onto Innovation, Inc.(a)	550,131	44,219,530
SiTime Corp.(a)	114,467	24,381,471
Total		103,890,632
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.0%
Avalara, Inc.(a)	518,606	43,910,370
Bill.com Holdings, Inc.(a)	254,243	30,061,692
Five9, Inc.(a)	463,973	44,870,829
LiveVox Holdings, Inc.(a)	3,208,458	6,769,846
Paylocity Holding Corp.(a)	116,451	20,362,622
Stronghold Digital Mining, Inc., Class A(a)	517,786	1,672,449
Workiva, Inc., Class A(a)	524,807	38,316,159
Total		185,963,967
Total Information Technology		340,940,432
Materials 3.9%
Chemicals 3.9%
Livent Corp.(a)	2,078,794	66,084,861
Total Materials		66,084,861
Total Common Stocks (Cost $1,862,498,226)		1,625,122,683

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(e),(f)	59,240,247	59,216,551
Total Money Market Funds (Cost $59,216,551)		59,216,551
Total Investments in Securities (Cost: $1,921,714,777)		1,684,339,234
Other Assets & Liabilities, Net		4,519,660
Net Assets		1,688,858,894

2	Columbia Small Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $12,448,868, which represents 0.74% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2022, the total market value of these securities amounted to $12,448,868, which represents 0.74% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	7,166,667
DNA Script	10/01/2021	11,675	10,180,303	5,282,201
			32,701,113	12,448,868

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	19,286,204	786,784,540	(746,851,707)	(2,486)	59,216,551	(750)	96,144	59,240,247
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT226_08_M01_(07/22)